Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000262782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262782 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000262782 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000262782 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245670 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000245670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245670 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000237195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000237195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237195 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237195 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000261969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000261969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000261969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261969 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261969 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000258472 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000258472 [Member] | Purchased Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261247 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000261247 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263326 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263326 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000263326 [Member] | Purchased Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000258471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000258471 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000258471 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243870 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000243870 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243870 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000258470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258470 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000258470 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000258470 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000258474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258474 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000258474 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000258474 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000258474 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000258474 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000258474 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000258474 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000240952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240952 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000240952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240952 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Less than 0.05%
[2]	Less than 0.05%